Note 12 - Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
Balance Sheet	Amounts Previously Reported	Adjustment	As Restated
Additional paid in capital	$5,580,548	$(179,058)	$5,401,490
Accumulated deficit	$(5,461,933)	$179,058	$(5,282,875)
Statement of Cash Flows	Amounts Previously Reported	Adjustment	As Restated
Cash flows from operating activities:
Stock based compensation	$264,226	$(179,058)	$85,168
Effect of exchange rate on cash and cash equivalents	$(156,338)	$179,058	$22,720